Offerings	Feb. 26, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, reserved for issuance pursuant to the 2017 Equity Incentive Plan
Amount Registered | shares	7,809,108
Proposed Maximum Offering Price per Unit	19.66
Maximum Aggregate Offering Price	$ 153,527,063.28
Fee Rate	0.01381%
Amount of Registration Fee	$ 21,202.09
Offering Note	a. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock that become issuable under the 2017 Equity Incentive Plan (the "2017 Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant's outstanding shares of common stock. b. Represents shares of common stock that were automatically added on January 1, 2026 to the shares of common stock reserved for issuance under the 2017 Plan. The 2017 Plan provides for an automatic annual increase in the number of shares reserved and available for issuance under the 2017 Plan as follows: the number of shares of common stock available for issuance under the 2017 Plan will be increased on the first day of each fiscal year beginning with the 2019 fiscal year, in an amount equal to the least of (i) 10,000,000 shares, (ii) five percent (5%) of the outstanding shares on the last day of the immediately preceding fiscal year, or (iii) such number of shares determined by the administrator of the 2017 Plan. c. Estimated in accordance with Rule 457(h) solely for the purpose of calculating the registration fee on the basis of $19.66 per share, which represents the average of the high and low selling prices per share of the Registrant's common stock on February 19, 2026 as reported by The Nasdaq Global Select Market.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, reserved for issuance pursuant to the 2017 Employee Stock Purchase Plan
Amount Registered | shares	1,561,821
Proposed Maximum Offering Price per Unit	16.71
Maximum Aggregate Offering Price	$ 26,098,028.91
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,604.14
Offering Note	a. Pursuant to Rule 416(a) of the Securities Act, this Registration Statement shall also cover any additional shares of the Registrant's common stock that become issuable under the 2017 Employee Stock Purchase Plan (the "2017 ESPP") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant's outstanding shares of common stock. b. Represents shares of common stock that were automatically added on January 1, 2026 to the shares of common stock reserved for issuance under the 2017 ESPP. The 2017 ESPP provides for an automatic annual increase in the number of shares reserved and available for issuance under the 2017 ESPP as follows: the number of shares of common stock available for issuance under the 2017 ESPP will be increased on the first day of each fiscal year beginning with the 2019 fiscal year, in an amount equal to the least of (i) 2,000,000 shares, (ii) one percent (1%) of the outstanding shares on the last day of immediately preceding fiscal year, or (iii) an amount determined by the administrator of the 2017 ESPP. c. Estimated in accordance with Rule 457(h) solely for the purpose of calculating the registration fee on the basis of 85% of $19.66, which represents the average of the high and low selling prices per share of the Registrant's common stock on February 19, 2026 as reported by The Nasdaq Global Select Market. Pursuant to the 2017 ESPP, the purchase price of the shares of common stock reserved for issuance thereunder will be 85% of the lower of the fair market value of the common stock on (i) the first trading day of the offering period or (ii) the exercise date.